PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	COMMON STOCKS - 99.2% of Net Assets
	Air Freight & Logistics - 3.2%
31,682	United Parcel Service, Inc., Class B	$2,959,733
	Total Air Freight & Logistics	$2,959,733
	Banks - 5.7%
140,753	Bank of America Corp.	$2,988,186
75,942	Wells Fargo & Co.	2,179,535
	Total Banks	$5,167,721
	Beverages - 1.7%
7,484	Coca-Cola Co.	$331,167
9,585	PepsiCo., Inc.	1,151,158
	Total Beverages	$1,482,325
	Biotechnology - 2.2%
5,737(a)	Biogen, Inc.	$1,815,072
437(a)	Regeneron Pharmaceuticals, Inc.	213,383
	Total Biotechnology	$2,028,455
	Capital Markets - 6.9%
2,879	BlackRock, Inc.	$1,266,674
23,878	Charles Schwab Corp.	802,778
13,012	CME Group, Inc.	2,249,905
8,114	S&P Global, Inc.	1,988,336
	Total Capital Markets	$6,307,693
	Chemicals - 3.1%
28,236	International Flavors & Fragrances, Inc.	$2,882,331
	Total Chemicals	$2,882,331
	Diversified Telecommunication Services - 4.9%
84,445	Verizon Communications, Inc.	$4,537,230
	Total Diversified Telecommunication Services	$4,537,230
	Electric Utilities - 1.2%
13,773	Eversource Energy	$1,077,186
	Total Electric Utilities	$1,077,186
	Energy Equipment & Services - 0.7%
43,754	Schlumberger, Ltd.	$590,242
	Total Energy Equipment & Services	$590,242
	Entertainment - 2.4%
22,935	Walt Disney Co.	$2,215,521
	Total Entertainment	$2,215,521
	Equity Real Estate Investment Trusts (REIT) - 0.5%
2,136	Essex Property Trust, Inc.	$470,433
	Total Equity Real Estate Investment Trusts (REIT)	$470,433
	Food & Staples Retailing - 2.8%
22,253	Walmart, Inc.	$2,528,386
	Total Food & Staples Retailing	$2,528,386
	Food Products - 0.6%
3,856	McCormick & Co., Inc.	$544,506
	Total Food Products	$544,506
	Health Care Equipment & Supplies - 4.0%
17,436	Danaher Corp.	$2,413,317
14,404	Medtronic PLC	1,298,952
	Total Health Care Equipment & Supplies	$3,712,269
	Health Care Providers & Services - 0.5%
1,916	Anthem, Inc.	$435,009
	Total Health Care Providers & Services	$435,009
	Hotels, Restaurants & Leisure - 2.7%
1,836	McDonald's Corp.	$303,583
32,764	Starbucks Corp.	2,153,905
	Total Hotels, Restaurants & Leisure	$2,457,488
	Industrial Conglomerates - 0.3%
2,360	Honeywell International, Inc.	$315,744
	Total Industrial Conglomerates	$315,744
	Insurance - 0.4%
10,441	Hartford Financial Services Group, Inc.	$367,941
	Total Insurance	$367,941
	Interactive Media & Services - 9.8%
4,340(a)	Alphabet, Inc.	$5,042,863
23,812(a)	Facebook, Inc.	3,971,841
	Total Interactive Media & Services	$9,014,704
	Internet & Direct Marketing Retail - 5.6%
2,642(a)	Amazon.com, Inc.	$5,151,160
	Total Internet & Direct Marketing Retail	$5,151,160
	IT Services - 2.5%
14,297	Visa, Inc.	$2,303,533
	Total IT Services	$2,303,533
	Life Sciences Tools & Services - 2.0%
25,107	Agilent Technologies, Inc.	$1,798,163
Shares		Value
	Life Sciences Tools & Services – (continued)
728(a)	Waters Corp.	$132,532
	Total Life Sciences Tools & Services	$1,930,695
	Oil, Gas & Consumable Fuels - 0.2%
5,660	EOG Resources, Inc.	$203,307
	Total Oil, Gas & Consumable Fuels	$203,307
	Pharmaceuticals - 8.8%
147,958(a)	Elanco Animal Health, Inc.	$3,312,780
24,485	Johnson & Johnson	3,210,718
20,667	Merck & Co., Inc.	1,590,119
	Total Pharmaceuticals	$8,113,617
	Road & Rail - 4.0%
25,983	Union Pacific Corp.	$3,664,642
	Total Road & Rail	$3,664,642
	Semiconductors & Semiconductor Equipment - 5.8%
11,851	Analog Devices, Inc.	$1,062,442
6,423	Lam Research Corp.	1,541,520
11,032(a)	Micron Technology, Inc.	464,006
8,596	NVIDIA Corp.	2,265,906
	Total Semiconductors & Semiconductor Equipment	$5,333,874
	Software - 5.5%
31,730	Microsoft Corp.	$5,004,138
	Total Software	$5,004,138
	Specialty Retail - 4.0%
19,711	Home Depot, Inc.	$3,680,241
	Total Specialty Retail	$3,680,241
	Technology Hardware, Storage & Peripherals - 4.6%
16,404	Apple, Inc.	$4,171,373
	Total Technology Hardware, Storage & Peripherals	$4,171,373
	Textiles, Apparel & Luxury Goods - 2.6%
28,801	NIKE, Inc., Class B	$2,382,995
	Total Textiles, Apparel & Luxury Goods	$2,382,995
	TOTAL COMMON STOCKS
	(Cost $83,448,762)	$91,034,492
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $83,448,762)	$91,034,492
	OTHER ASSETS AND LIABILITIES - 0.8%	$763,090
	NET ASSETS - 100.0%	$91,797,582

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$91,034,492	$–	$–	$91,034,492
Total Investments in Securities	$91,034,492	$–	$–	$91,034,492

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.